Note 4 - Premises and Equipment (Details) - Future Minimum Lease Payments $ in Thousands	Dec. 31, 2015 USD ($)
Future Minimum Lease Payments [Abstract]
2016	$ 445
2017	277
2018	139
2019	23
2020	19
$ 903